Property and Equipment - Depreciation and Amortization Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment
Depreciation and amortization expense related to property and equipment	$ 5,218	$ 3,773	$ 14,864	$ 9,270	$ 12,695	$ 7,416